SCHEDULE OF ACTIVITY RELATED TO DERIVATIVE LIABILITIES (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance
Issuances of warrants/conversion option - derivative liabilities	219,172
Change in fair value of warrants/conversion option - derivative liabilities	(9,652)
Balance	$ 209,519